Convertible Note and Derivative Liability	3 Months Ended	12 Months Ended
	Oct. 31, 2014	Jul. 31, 2014
Convertible Note and Derivative Liability [Abstract]
Convertible Note and Derivative Liability

9.Convertible Note and Derivative Liability

On June 26, 2012, and July 10, 2012 we received an aggregate of $1,200,000 in cash consideration from nine lenders in exchange for our issuance to such lenders of secured convertible promissory notes, or the Notes, in an aggregate principal amount of $1,333,000 and certain other consideration (including shares of our common stock and warrants to acquire shares of our common stock). We refer to such transaction as the “Bridge Loan”. Pursuant to the terms of the Notes and the other agreements entered in connection with the Bridge Loan, all amounts owed thereunder became due and payable upon the closing of our underwritten public offering on September 17, 2012, and accordingly all such amounts were repaid during the three months ended October 31, 2012.

We accounted for the 132,420 warrants issued in connection with the Bridge Loan in accordance with the accounting guidance for derivatives. The applicable accounting guidance sets forth a two-step model to be applied in determining whether a financial instrument is indexed to an entity’s own stock, which would qualify such financial instruments for a scope exception. This scope exception specifies that a contract that would otherwise meet the definition of a derivative financial instrument would not be considered as such if the contract is both (i) indexed to the entity’s own stock and (ii) classified in the stockholders’ equity section of the entity’s balance sheet. We determined the warrants were ineligible for equity classification due to anti-dilution provisions set forth therein.

We recorded the fair value of the warrants issued in connection with the Bridge Loan as a warrant liability due to anti-dilution provisions requiring the strike price of the warrants to be adjusted if we subsequently issue common stock at a lower stock price. The Company revalues the warrants as of the end of each reporting period. The fair value of the warrants at October 31, 2014 and July 31, 2014 was $10,000 and $9,000, respectively.  The change in fair value of the warrant liability for the three months ended October 31, 2014 was a increase of $1,000, which was recorded as a change in derivative liability in the consolidated statement of operations.

During the three months ended October 31, 2013, there were net exercises on an aggregate of 90,699 of the warrants issued in connection with the Bridge Loan, which resulted in the issuance of 73,290 shares of our common stock.  As these warrants were net exercised, as permitted under the respective warrant agreements, we did not receive any cash proceeds.  The warrants were revalued as of the settlement dates, and the change in fair value was recognized to earnings.  The Company also recognized a reduction in the warrant liability based on the fair value as of the settlement date for the warrants exercised, with a corresponding increase in additional paid-in capital. As of October 31, 2014 there are 9,709 warrants outstanding issued in connection with the Bridge Loan. No warrants issued in connection with the Bridge Loan were exercised during the three months ended October 31, 2014.

The estimated fair value of the derivative liability was computed using a Monte Carlo option pricing model based the following assumptions:

	October 31,	July 31,
	2014	2014
Volatility	186.4%	163.5%
Risk-free interest rate	0.49%	0.98%
Dividend yield	0.0%	0.0%
Expected life	2.2 years	2.4 years

5. Convertible Note and Derivative Liability

On June 26, 2012 and July 10, 2012 we received an aggregate of $1,200,000 in cash consideration from nine lenders in exchange for our issuance to such lenders of secured convertible promissory notes, or the Convertible Notes, in an aggregate principal amount of $1,333,000 and certain other consideration (including shares of our common stock and warrants to acquire shares of our common stock). We refer to such transaction as the “Bridge Loan”. Pursuant to the terms of the Convertible Notes and the other agreements entered in connection with the Bridge Loan, all amounts owed thereunder became due and payable upon the closing of our underwritten public offering on September 17, 2012 (See Note 8), and accordingly all such amounts were repaid during the year ended July 31, 2013. Due to the repayment of the Bridge Loan the debt discounts and deferred financing costs related to the Bridge Loan of $371,000 and $215,000, respectively, were recorded as interest expense during the year ended July 31, 2013.

While outstanding, the Convertible Notes were secured by a lien on all of our assets pursuant to a security agreement entered in connection with the Bridge Loan, and 575,000 shares of our common stock (later reduced to 500,000 shares pursuant to an amendment effective September 6, 2012), were issued in the name of an escrow agent as additional collateral for the timely repayment of the Notes which were cancelled pursuant to our full repayment of the Bridge Loan. Additionally, the Convertible Notes could have been converted into shares of our common stock if the entire balance owed thereunder was not repaid by December 26, 2012 or an earlier event of default occurred. The conversion price of the Convertible Notes as of July 31, 2012 was $3.28 per share, subject to adjustment as set forth in the Notes, including adjustment of the conversion price to the sale price to the public of shares of our common stock issued in a registered public offering, if lower, closed within the 60-day period commencing on June 26, 2012, if any. We analyzed the nature of the conversion terms of the Convertible Notes and determined that the conversion feature required derivative liability classification in accordance with authoritative guidance (See Note 6). At issuance, the fair value of the conversion feature totaled $33,000.  Due to the repayment of the Bridge Loan in September 2012, the derivative liability related to the conversion feature was settled during the year ended July 31, 2013 and, as such, there is no related liability as of July 31, 2013 and 2014. The change in fair value of $33,000 was recorded as a change in derivative liability in the consolidated statement of operations in 2013.

We accounted for the 132,420 warrants issued in connection with the Bridge Loan in accordance with the accounting guidance for derivatives. The applicable accounting guidance sets forth a two-step model to be applied in determining whether a financial instrument is indexed to an entity’s own stock, which would qualify such financial instruments for a scope exception. This scope exception specifies that a contract that would otherwise meet the definition of a derivative financial instrument would not be considered as such if the contract is both (i) indexed to the entity’s own stock and (ii) classified in the stockholders’ equity section of the entity’s balance sheet. We determined the warrants were ineligible for equity classification due to anti-dilution provisions set forth therein.

We recorded the fair value of the warrants issued in connection with the Bridge Loan as a warrant liability due to anti-dilution provisions requiring the strike price of the warrants to be adjusted if we subsequently issue common stock at a lower stock price. The Company revalues the warrants at the end of each reporting period. The fair value of the warrants at July 31, 2014 and July 31, 2013 was $9,000 and $51,000, respectively. The change in fair value of the warrant liability for the fiscal years ended July 31, 2014 and 2013 was a decrease of $55,000, and an increase of $268,000, respectively, which was recorded as a change in derivative liability in the consolidated statements of operations.

During the fiscal year ended July 31, 2014, there were net exercises on an aggregate of 122,711 of the warrants issued in connection with the Bridge Loan, which resulted in the issuance of 100,662 shares of our common stock. As these warrants were net exercised, as permitted under the respective warrant agreements, we did not receive any cash proceeds. The warrants were revalued as of the settlement dates, and the change in fair value was recognized to earnings. The Company also recognized a reduction in the warrant liability based on the fair value as of the settlement date for the warrants exercised, with a corresponding increase in additional paid-in capital. As of July 31, 2014, there are 9,709 warrants outstanding that were issued in connection with the Bridge Loan.

The estimated fair value of the derivative liability was computed using a Monte Carlo option pricing model based the following assumptions:

	July 31,	July 31,
	2014	2013
Volatility	163.5%	144.5%
Risk-free interest rate	0.98%	0.97%
Dividend yield	0.0%	0.0%
Expected life	2.4 years	3.4 years